INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS
INTANGIBLE ASSETS

10.    INTANGIBLE ASSETS

Changes in the net carrying amount of intangible assets are as follows:

			Customer
			relationships,
			brand names,
			projects
			under
	Spectrum		development
	licences	Software	and other	Total
Cost

Balance as of December 31, 2023	$2,610.9	$1,752.1	$364.0	$4,727.0
Additions[1,2]	298.9	28.1	91.5	418.5
Net change in additions financed with non-cash balances[3]	—	(92.3)	0.4	(91.9)
Reclassification	—	52.7	(52.7)	—
Retirement, disposals and other	—	(26.7)	—	(26.7)
Balance as of December 31, 2024	2,909.8	1,713.9	403.2	5,026.9
Additions[2]	—	69.1	58.2	127.3
Net change in additions financed with non-cash balances[3]	—	34.5	—	34.5
Reclassification	—	96.4	(96.4)	—
Retirement, disposals and other	—	(27.5)	(1.6)	(29.1)
Balance as of December 31, 2025	$2,909.8	$1,886.4	$363.4	$5,159.6

Accumulated amortization and impairment losses

Balance as of December 31, 2023	$247.7	$1,139.5	$40.5	$1,427.7
Amortization	—	188.0	36.6	224.6
Retirement, disposals and other	—	(26.7)	—	(26.7)
Balance as of December 31, 2024	247.7	1,300.8	77.1	1,625.6
Amortization	—	158.9	29.0	187.9
Retirement, disposals and other	—	(27.5)	(1.6)	(29.1)
Balance as of December 31, 2025	$247.7	$1,432.2	$104.5	$1,784.4

Net carrying amount
As of December 31, 2024	$2,662.1	$413.1	$326.1	$3,401.3
As of December 31, 2025	2,662.1	454.2	258.9	3,375.2
1	In 2024, Videotron acquired 305 blocks of spectrum in the 3800 MHz band across the country.
2	Net of government credits received for large investment projects ($29.1 million in 2025 and $36.6 million in 2024).
3	Includes also the net change in government credits receivable for large investment projects (decrease of $28.0 million in 2025 and increase of $92.4 million in 2024).

The net carrying value of intangible assets with an indefinite useful life, mainly spectrum licences and brand names, was $2,760.9 million as of December 31, 2025 and 2024.